Document and Entity Information	Mar. 25, 2026
Cover [Abstract]
Entity Information, Former Legal or Registered Name	Contango ORE,Inc.
Amendment Flag	true
Entity Central Index Key	0001502377
Document Type	8-K/A
Document Period End Date	Mar. 25, 2026
Entity Registrant Name	Contango Silver & Gold Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35770
Entity Tax Identification Number	27-3431051
Entity Address, Address Line One	516 2nd Avenue
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Fairbanks
Entity Address, State or Province	AK
Entity Address, Postal Zip Code	99701
City Area Code	(907)
Local Phone Number	388-7770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01 per share
Trading Symbol	CTGO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Amendment Description	This is an amendment to Item 5.02 of the Current Report on Form 8-K that was filed by Contango Silver & Gold Inc. (the “Company”) on March 27, 2026 (the “Original Form 8-K”), which reported that, pursuant to the Arrangement Agreement (the “Arrangement Agreement”) the Company entered into on December 7, 2025 with Dolly Varden Silver Corporation (“Dolly Varden”), the Company’s Board of Directors (the “Board”), at the effective time of the statutory plan of arrangement between the Company and Dolly Varden, appointed Shawn Khunkhun, as President of the Company and appointed Mr. Khunkhun, Forrester (Tim) Clark and Darren Devine as directors of the Company. This Amendment No. 1 to the Original Form 8-K (this “Form 8-K/A”) is being filed to disclose: (i) Mr. Khunkhun’s entry into an employment agreement with the Company, (ii) the appointment of Messrs. Clark and Devine to certain committees of the Board and (iii) the Board’s establishment of an Environmental, Health, Safety and Technical Committee. Except as disclosed below, this Form 8-K/A does not otherwise amend the Original Form 8-K.